Business Segment and Geographical Information - Schedule of Distribution of Revenue by Geographical Area (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Segment Reporting Information [Line Items]
Revenue	$ 2,042,812	$ 2,030,030	$ 6,061,501	$ 6,240,575
Ireland
Segment Reporting Information [Line Items]
Revenue	758,530	615,957	2,365,689	1,971,502
Rest of Europe
Segment Reporting Information [Line Items]
Revenue	402,435	420,605	1,133,638	1,195,033
U.S.
Segment Reporting Information [Line Items]
Revenue	647,278	755,100	1,891,317	2,356,954
Rest of World
Segment Reporting Information [Line Items]
Revenue	$ 234,569	$ 238,368	$ 670,857	$ 717,086